     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 1996
                                                              FILE NO. 811-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         [X]
      AMENDMENT NO.                                                   [  ]

              VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ONE PARKVIEW PLAZA
                           OAKBROOK TERRACE, IL 60181
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (708) 684-6000

                             RONALD A. NYBERG, ESQ.
       EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY
                       VAN KAMPEN AMERICAN CAPITAL, INC.
                               ONE PARKVIEW PLAZA
                           OAKBROOK TERRACE, IL 60181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                   COPIES TO:
                             WAYNE W. WHALEN, ESQ.
                              THOMAS A. HALE, ESQ.
                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (312) 407-0700

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Items 1, 2, 3 and 5A of Part A are omitted pursuant to Item F.4. of the General Instructions to Form N-1A.

     This Prospectus, which incorporates by reference the entire Statement of Additional Information, concisely sets forth certain information about the Fund that a prospective shareholder should know before investing in the Fund. Shareholders should read this Prospectus carefully and retain it for future reference. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund's toll free number: (800) 421-5666, (800) 772-8889 for the hearing impaired.

     This Prospectus is dated             , 1996.

ITEM 4. GENERAL DESCRIPTION OF REGISTRANT.

     (a) (i) Van Kampen American Capital Foreign Securities Fund (the "Fund"), is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a business trust under the laws of Delaware on February 14, 1996.

              The Fund has been created and is managed to provide a convenient vehicle for the publicly offered funds for which Van Kampen American Capital Asset Management, Inc. and Van Kampen American Capital Investment Advisory Corp. (the "Adviser") serve as investment advisers or sub-advisers to participate conveniently and economically in foreign securities markets.

         (ii) INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any country. Normally, the Fund invests in securities of issuers traded on markets of at least three of the world's largest countries by market capitalization other than the United States (Japan, United Kingdom, Germany, France, Canada, Switzerland, Italy, Netherlands, Australia, Sweden and Spain), but securities of issuers traded on quoted markets of other countries are also considered for investment. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities. In selecting portfolio securities, the Fund attempts to take advantage of the differences between economic trends and the anticipated performance of securities markets in various countries.

              The investment objective and policies, the percentage limitations and the kinds of securities in which the Fund may invest may be changed by the Trustees unless expressly governed by those limitations listed under Part B Item 13(b) which can be changed only by action of the shareholders.

              RISK FACTORS. An investment in the Fund involves risks similar to those of investing directly in foreign equity securities. Investment in equity securities of foreign issuers may subject the Fund to risks of foreign, political, economic and legal conditions and developments. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of the Fund or of issuers whose equity securities are held by the Fund, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign equity securities may not be as liquid and may have more volatile price fluctuations than comparable domestic equity securities.

              Furthermore, issuers of foreign equity securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities purchased or sold in United States dollars, will incur transaction costs in converting currencies. Also, brokerage costs incurred in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities generally are higher than domestic custodial costs.

              FOREIGN CURRENCY TRANSACTIONS. The value of the Fund's portfolio securities may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not intend to purchase and sell foreign currencies as an investment, but may enter into contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

              The Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.

              TEMPORARY SHORT-TERM INVESTMENTS. It is the Fund's policy, in normal market conditions, to be fully invested in foreign equity securities. However, the Fund may hold a portion of its assets in cash to meet redemptions and other day-to-day operating expenses. The Fund may invest cash held for such purposes in obligations of the United States and of foreign governments, including their political subdivisions, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. or A-1 or A-2 by Standard & Poor's Corporation. The Fund also may invest cash held for such purposes in short-term, investment grade foreign debt securities. Investment grade foreign debt securities are those debt securities of foreign issuers which the Adviser determines to have creditworthiness substantially equivalent to that of domestic issuers of debt securities rated investment grade.

              REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with domestic or foreign banks or broker/dealers in order to earn a return on temporarily available cash. The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by the Fund, exceeds 15% of the value of the Fund's net assets.

              For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser or Van Kampen American Capital Asset Management, Inc. would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated.

           RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in restricted securities and other illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 ("1933 Act") and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the 1933 Act and which have been determined to be liquid by the Trustees or by the Advisers pursuant to Board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Fund's Trustees believe accurately reflects fair value.

           SHORT SALES AGAINST THE BOX. The Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

           USING OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS. The Fund expects to utilize options, futures contracts and options thereon.

      (b)  See Item (a).

      (c)  See Item (a).

ITEM 5. MANAGEMENT OF THE FUND.

     (a) The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Fund. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. Van Kampen American Capital Investment Advisory Corp. provides advisory services to the Fund without cost.

     (b) The Adviser is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

          The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and over $54 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,800 unit investment trusts are professionally distributed by leading financial advisers nationwide.

          Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William
          A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital and its subsidiaries (some of whom are officers or trustees of the Fund) own, in the aggregate, not more than 7% of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own 5% or more of the common stock of VK/AC Holding, Inc.

    (c) John Cunniff and David Walker are primarily responsible for day-to-day management of the Fund's investment portfolio. Mr. Cunniff is a Vice President of the Adviser and has been employed with Van Kampen American Capital Asset Management, Inc., an affiliate of the Adviser, since October 1995. Prior to that time, Mr. Cunniff was Vice President, Portfolio Manager at Templeton Quantitative Advisors. Mr. Walker is an Assistant Vice President of the Adviser and has been employed with Van Kampen American Capital Asset Management, Inc., an affiliate of the Adviser, as a quantitative analyst for the past five years.

    (d) INAPPLICABLE

    (e) ACCESS Investor Services, Inc. ("ACCESS"), P.O. Box 418256, Kansas City, Missouri 64141-9256, serves as shareholder service agent for the Fund. ACCESS, a wholly owned subsidiary of Van Kampen American Capital, provides these services at a charge of $15,000 per annum.

    (f) Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Fund (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, Van Kampen American Capital Distributors, Inc. or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, any transfer or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies.

    (g) INAPPLICABLE

ITEM 6. CAPITAL STOCK AND OTHER SECURITIES.

    (a) The holders of Registrant's shares of beneficial interest will have equal rights to participate in distributions made by the Fund, equal rights to the Fund's assets upon dissolution and equal voting rights; the Fund does not allow cumulative voting. Shares may be redeemed at any time at net asset value with no charge.

    (b) The Fund's shares are offered and sold only to publicly offered funds advised or subadvised by the Adviser or Van Kampen American Capital Asset Management, Inc. In the event any of such publicly offered funds owns more than 25% of the outstanding shares of the Fund, such publicly offered fund would be deemed to control the Fund within the meaning of the 1940 Act.

    (c) INAPPLICABLE

    (d) INAPPLICABLE

    (e) Inquiries regarding the Fund or its shares should be made to the Fund's Secretary at One Parkview Plaza, Oakbrook Terrace, IL 60181.

    (f) The Fund intends to make annual distributions of net investment income. The Fund intends to distribute realized capital gains to shareholders annually.

    (g) The Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Any distributions in excess of the Fund's net investment income and capital gains will be a tax-free return of capital, to the extent of the investor's tax basis in its shares. Distributions of the Fund's net investment income are taxable as ordinary income. Distributions of the Funds net capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shares of the Fund have been held by such shareholder. Shareholders not subject to federal income tax on their income generally will not be required to pay federal income tax on amounts distributed to them. The Fund will inform its shareholders of the amount and nature of such income and gains distributed.

    (h) INAPPLICABLE

ITEM 7. PURCHASE OF SECURITIES BEING OFFERED.

    (a) INAPPLICABLE

    (b) Shares of the Fund are offered to eligible purchasers based on the next calculation of a net asset value, which is determined as described under
        Item 8(a) below, after the order is placed. There is no sales charge on the sale of Fund shares.

    (c) INAPPLICABLE

    (d) INAPPLICABLE

    (e) There is no continuing fee paid out of Fund assets to any dealer or any persons who may be advising shareholders regarding the purchase, sale or retention of Fund shares.

    (f) INAPPLICABLE

ITEM 8. REDEMPTION OR REPURCHASE.

    (a) Shareholders may redeem shares at net asset value at any time without charge by submitting a written request in proper form to ACCESS at P.O. Box 418256, Kansas City, Missouri 64141-9256.

        The net asset value per share is determined as of 2:00 p.m. eastern time on each day on which the New York Stock Exchange (the "Exchange") is open or such earlier time as determined by the Trustees when the Exchange closes before 4:00 p.m. eastern time.

        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

        The Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Trustees.

        The net asset value of the Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations ("NASDAQ") or by broker/dealers, and (iii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes, and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. The Fund reserves the right to redeem in kind.

    (b) INAPPLICABLE

    (c) INAPPLICABLE

    (d) INAPPLICABLE

ITEM 9. PENDING LEGAL PROCEEDINGS.

     INAPPLICABLE

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10. COVER PAGE

     Van Kampen American Capital Foreign Securities Fund (the "Fund"), is a diversified open-end management investment company.

     This Statement of Additional Information is not a prospectus but should be
read in conjunction with the Prospectus for the Fund dated      , 1996 (the
"Prospectus"). This Statement of Additional Information does not include all of the information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by calling the Fund's toll-free number: (800) 421-5666 (or (800) 772-8889 for the hearing impaired).

     This Statement of Additional Information is dated      , 1996.

ITEM 11. TABLE OF CONTENTS.

                                                                                         PAGE
                                                                                         ----
                                                                                          B-1
          General Information and History............................................
                                                                                          B-1
          Investment Objectives and Policies.........................................
                                                                                          B-3
          Management of the Fund.....................................................
                                                                                         B-10
          Control Persons and Principal Holders of Securities........................
                                                                                         B-10
          Investment Advisory and Other Services.....................................
                                                                                         B-11
          Brokerage Allocation and Other Practices...................................
                                                                                         B-12
          Capital Stock and Other Securities.........................................
                                                                                         B-12
          Purchase, Redemption and Pricing of Securities Being Offered...............
                                                                                         B-12
          Tax Status.................................................................
                                                                                         B-12
          Underwriters...............................................................
                                                                                         B-12
          Calculation of Performance Data............................................
                                                                                         B-12
          Financial Statements.......................................................

ITEM 12. GENERAL INFORMATION AND HISTORY.

     See Item 4.

     The Fund and Van Kampen American Capital Investment Advisory Corp. (the "Adviser") have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors/trustees, officers and employees to buy and sell securities for their personal accounts subject to procedures designed to prevent conflicts of interest including, in some instances, preclearance of trades.

ITEM 13. INVESTMENT OBJECTIVES AND POLICIES.

     (a) See Item 4.

     (b) The Fund has adopted certain investment restrictions which may be altered or rescinded only with the approval of the holders of the lesser of (i) 67% or more of the Fund's shares present or represented by proxy at a meeting if the holders of more than 50% of its outstanding shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. These restrictions provide that the Fund shall not:

        1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

        2. Purchase any security (other than obligations of the United States Government, its agencies, or instrumentalities) if more than 25% of its total assets (taken at current value) would then be invested in a single industry.

        3. Invest more than 5% of its total assets (taken at current value) in securities of a single issuer other than the United States Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of an issuer.

        4. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance.

        5. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

        6. Purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

        7. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate.

        8. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

        9. Issue senior securities, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover".

     (c) INAPPLICABLE

     (d) The Adviser expects portfolio turnover not to exceed 400% annually.

ITEM 14. MANAGEMENT OF THE FUND.

     (a) The tables below list the trustees and officers of the Fund and their affiliations, if any, with Van Kampen American Capital Investment Advisory Corp. (the "VK Adviser" or "Adviser"), Van Kampen American Capital Asset Management, Inc. (the "AC Adviser"), Van Kampen American Capital Management, Inc., McCarthy, Crisanti & Maffei, Inc., MCM Asia Pacific Company, Ltd., Van Kampen American Capital Distributors, Inc. (the "Distributor"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC") or VK/AC Holding, Inc. and their principal occupations for the past five years. For purposes hereof, the term "Van Kampen American Capital Funds" refer to each of the open-end investment companies advised by the VK Adviser (excluding The Explorer Institutional Trust) and each of the open-end investment companies advised by the AC Adviser (excluding Common Sense Trust and Van Kampen American Capital Exchange Fund -- a California Limited Partnership
         (dba)).

                                    TRUSTEES

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
       ---------------------                       --------------------------
J. Miles Branagan.................. Co-founder, Chairman, Chief Executive Officer and
Strafford Hall                      President of MDT Corporation, a company which develops,
Suite 200                           manufactures, markets and services medical and scientific
1009 Slater Road                    equipment. A Trustee of each of the Van Kampen American
Harrisville, NC 27560               Capital Funds.
  Age: 63

Linda Hutton Heagy................. Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza            recruiting and management consulting firm. Formerly,
Suite 720                           Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                   holding company. Prior to 1992, Executive Vice President
  Age: 46                           of La Salle National Bank. A Trustee of each of the Van
                                    Kampen American Capital Funds.

Roger Hilsman...................... Professor of Government and International Affairs
251-1 Hamburg Cove                  Emeritus, Columbia University. A Trustee of each of the
Lyme, CT 06371                      Van Kampen American Capital Funds.
  Age: 76

R. Craig Kennedy................... President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.              United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036              Group Inc. Prior to 1992, President and Chief Executive
  Age: 44                           Officer, Director and member of the Investment Committee
                                    of the Joyce Foundation, a private foundation. A Trustee
                                    of each of the Van Kampen American Capital Funds.

Dennis J. McDonnell*............... President, Chief Operating Officer and a Director of the
One Parkview Plaza                  Adviser, the AC Adviser and Van Kampen American Capital
Oakbrook Terrace, IL 60181          Management, Inc. Executive Vice President and a Director
  Age: 53                           of VK/AC Holding, Inc. and Van Kampen American Capital.
                                    Chief Executive Officer of McCarthy, Crisanti & Maffei,
                                    Inc. Chairman and a Director of MCM Asia Pacific Company,
                                    Ltd. Executive Vice President and a Trustee of each of
                                    the Van Kampen American Capital Funds. President of the
                                    closed-end investment companies advised by the VK
                                    Adviser. Prior to December, 1991, Senior Vice President
                                    of Van Kampen Merritt Inc.

                                                 PRINCIPAL OCCUPATIONS OR
  NAME, ADDRESS AND AGE                         EMPLOYMENT IN PAST 5 YEARS
  ---------------------                         --------------------------
Donald C. Miller................... Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                     in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                  and Director of Continental Illinois National Bank and
  Age: 75                           Trust Company of Chicago and Continental Illinois
                                    Corporation. A Trustee of each of the Van Kampen American
                                    Capital Funds and Chairman of such Funds advised by the
                                    VK Adviser.

Jack E. Nelson..................... President of Nelson Investment Planning Services, Inc., a
423 Country Club Drive              financial planning company and registered investment
Winter Park, FL 32789               adviser. President of Nelson Investment Brokerage
  Age: 60                           Services Inc., a member of the National Association of
                                    Securities Dealers, Inc. ("NASD") and Securities
                                    Investors Protection Corp. A Trustee of each of the Van
                                    Kampen American Capital Funds.

Don G. Powell*..................... President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                 VK/AC Holding, Inc. and VKAC. Chairman, Chief Executive
Houston, TX 77056                   Officer and a Director of the Distributor, the Adviser,
  Age: 56                           the AC Adviser, Van Kampen American Capital Management,
                                    Inc. and Van Kampen American Capital Advisors, Inc.
                                    Chairman, President and a Director of Van Kampen American
                                    Capital Exchange Corporation, American Capital
                                    Contractual Services, Inc. and American Capital
                                    Shareholders Corporation. Chairman and a Director of
                                    ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen
                                    Merritt Equity Advisors Corp., Van Kampen Merritt Equity
                                    Holdings Corp., and VCJ Inc., McCarthy, Crisanti &
                                    Maffei, Inc., McCarthy, Crisanti & Maffei Acquisition,
                                    and Van Kampen American Capital Trust Company. Chairman,
                                    President and a Director of Van Kampen American Capital
                                    Services, Inc. President, Chief Executive Officer and a
                                    Trustee of each of the Van Kampen American Capital Funds.
                                    Director, Trustee or Managing General Partner of other
                                    open-end investment companies and closed-end investment
                                    companies advised by the AC Adviser. Chairman of the
                                    Board of the closed-end investment companies advised by
                                    the Adviser or the AC Adviser.

Jerome L. Robinson................. President of Robinson Technical Products Corporation, a
115 River Road                      manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                 and equipment. Director of Pacesetter Software, a
  Age: 73                           software programming company specializing in white collar
                                    productivity. Director of Panasia Bank. A Trustee of each
                                    of the Van Kampen American Capital Funds.

Fernando Sisto..................... George M. Bond Chaired Professor and, prior to 1995, Dean
Stevens Institute                   of Graduate School and Chairman, Department of Mechanical
  of Technology                     Engineering, Stevens Institute of Technology. Director of
Castle Point Station                Dynalysis of Princeton, a firm engaged in engineering
Hoboken, NJ 07030                   research. A Trustee of each of the Van Kampen American
  Age: 71                           Capital Funds and Chairman of the Van Kampen American
                                    Capital Funds advised by the AC Adviser.

Wayne W. Whalen*................... Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive               & Flom, legal counsel to the Van Kampen American Capital
Chicago, IL 60606                   Funds. A Trustee of each of the Van Kampen American
  Age: 56                           Capital Funds. He also is a Trustee of The Explorer
                                    Institutional Trust and the closed-end investment
                                    companies advised by the VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
       ---------------------                       --------------------------
William S. Woodside................ Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                    caterer of airline food. Formerly, Director of Primerica
40th Floor                          Corporation (currently known as The Traveler's Inc.).
New York, NY 10019                  Formerly, Director of James River Corporation, a producer
  Age: 74                           of paper products. Trustee, and former President of
                                    Whitney Museum of American Art. Formerly, Chairman of
                                    Institute for Educational Leadership, Inc., Board of
                                    Visitors, Graduate School of The City University of New
                                    York, Academy of Political Science. Trustee of Committee
                                    for Economic Development. Director of Public Education
                                    Fund Network, Fund for New York City Public Education.
                                    Trustee of Barnard College. Member of Dean's Council,
                                    Harvard School of Public Health. Member of Mental Health
                                    Task Force, Carter Center. A Trustee of each of the Van
                                    Kampen American Capital Funds.

* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Powell and McDonnell are interested persons of the Adviser and the Fund by reason of their position with the Adviser. Mr. Whalen is an interested person of the Fund by reason of his firm acting as legal counsel to the Fund.

     Messrs. Powell and McDonnell own, or have the opportunity to purchase, an equity interest in VK/AC Holding, Inc., the parent company of VKAC and have entered into employment contracts (for a term of five years) with VKAC.

     The Fund's Officers other than Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at 2800 Post Oak Blvd., Houston, TX 77056. Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181.

                                    OFFICERS

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
      ------------             -----------------                  ---------------------
William N. Brown.........  Vice President              Executive Vice President of the VK Adviser,
  Age: 42                                              AC Adviser, VK/AC Holding, Inc., VKAC, Van
                                                       Kampen American Capital Advisors, Inc.,
                                                       American Capital Contractual Services,
                                                       Inc., Van Kampen American Capital Exchange
                                                       Corporation, ACCESS, and Van Kampen
                                                       American Capital Trust Company. Director of
                                                       American Capital Shareholders Corporation.
                                                       Vice President of each of the Van Kampen
                                                       American Capital Funds.

Peter W. Hegel...........  Vice President              Executive Vice President of the VK Adviser,
  Age: 39                                              AC Adviser and Van Kampen American Capital
                                                       Advisors, Inc. Director of McCarthy,
                                                       Crisanti & Maffei, Inc. and McCarthy,
                                                       Crisanti & Maffei Acquisition Corporation.
                                                       Vice President of each of the Van Kampen
                                                       American Capital Funds. Vice President of
                                                       the closed-end funds advised by the VK
                                                       Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
      ------------             -----------------                  ----------------------
Curtis W. Morell.........  Vice President and Chief    Vice President and Chief Accounting Officer
  Age: 49                  Accounting Officer          of most of the investment companies advised
                                                       by the VK Adviser and the AC Adviser.

Ronald A. Nyberg.........  Vice President and          Executive Vice President, General Counsel
  Age: 42                  Secretary                   and Secretary of Van Kampen American
                                                       Capital and VK/AC Holding, Inc. Executive
                                                       Vice President, General Counsel and a
                                                       Director of the Distributor. Executive Vice
                                                       President and General Counsel of the VK
                                                       Adviser and the AC Adviser, Van Kampen
                                                       American Capital Management, Inc., VSU Inc.
                                                       VCJ, Inc., Van Kampen Merritt Equity
                                                       Advisors Corp., and Van Kampen Merritt
                                                       Equity Holdings Corp. Executive Vice
                                                       President, General Counsel and Assistant
                                                       Secretary of Van Kampen American Capital
                                                       Advisors, Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS, American Capital Shareholders
                                                       Corporation, and Van Kampen American
                                                       Capital Trust Company. General Counsel of
                                                       McCarthy, Crisanti & Maffei, Inc. and
                                                       McCarthy, Crisanti & Maffei Acquisition
                                                       Corp. Vice President and Secretary of each
                                                       of the Van Kampen American Capital Funds.
                                                       Secretary of the closed-end funds advised
                                                       by the VK Adviser. Director of ICI Mutual
                                                       Insurance Co., a provider of insurance to
                                                       members of the Investment Company
                                                       Institute.

Robert C. Peck, Jr.......  Vice President              Executive Vice President of the VK Adviser.
  Age: 49                                              Executive Vice President and Director of
                                                       the AC Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.

Alan T. Sachtleben.......  Vice President              Executive Vice President of the VK Adviser.
  Age: 53                                              Executive Vice President and a Director of
                                                       the AC Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.

Paul R. Wolkenberg.......  Vice President              Executive Vice President of the VK Adviser
  Age: 51                                              and the AC Adviser. President, Chief
                                                       Executive Officer and a Director of Van
                                                       Kampen American Capital Trust Company and
                                                       ACCESS. Vice President of each of the Van
                                                       Kampen American Capital Funds.

Edward C. Wood III.......  Vice President and Chief    Senior Vice President of the VK Adviser and
  Age: 40                  Financial Officer           the AC Adviser. Vice President and Chief
                                                       Financial Officer of each of the Van Kampen
                                                       American Capital Funds. Vice President,
                                                       Treasurer and Chief Financial Officer of
                                                       the closed-end funds advised by the VK
                                                       Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
      ------------             -----------------                  ----------------------
John L. Sullivan.........  Treasurer                   First Vice President of the VK Adviser and
  Age: 40                                              the AC Adviser. Treasurer of each of the
                                                       Van Kampen American Capital Funds.
                                                       Controller of the closed-end funds advised
                                                       by the VK Adviser. Formerly Controller
                                                       of open-end funds advised by VK Adviser.

Tanya M. Loden...........  Controller                  Controller of most of the investment
  Age: 36                                              companies advised by the VK Adviser and the
                                                       AC Adviser, formerly Tax Manager/ Assistant
                                                       Controller.

Nicholas Dalmaso.........  Assistant Secretary         Assistant Vice President and Senior
  Age: 31                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the VK Adviser, the AC Adviser and Van
                                                       Kampen American Capital Management, Inc.
                                                       Assistant Vice President of Van Kampen
                                                       American Capital Advisors, Inc. Assistant
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds, Assistant Secretary
                                                       of the closed-end funds advised by the VK
                                                       Adviser. Prior to May 1992, attorney for
                                                       Cantwell & Cantwell, a Chicago law firm.

Huey P. Falgout, Jr......  Assistant Secretary         Assistant Vice President and Senior
  Age: 32                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the VK Adviser, the AC Adviser, Van Kampen
                                                       American Capital Management, Inc., Van
                                                       Kampen American Capital Advisors, Inc.,
                                                       American Capital Contractual Services,
                                                       Inc., Van Kampen American Capital Exchange
                                                       Corporation, ACCESS, and American Capital
                                                       Shareholders Corporation. Assistant
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds.

Scott E. Martin..........  Assistant Secretary         Senior Vice President, Deputy General
  Age: 39                                              Counsel and Assistant Secretary of VKAC.
                                                       Senior Vice President, Deputy General
                                                       Counsel and Secretary of the VK Adviser,
                                                       the AC Adviser and the Distributor, Van
                                                       Kampen American Capital Management, Inc.,
                                                       Van Kampen American Capital Advisers, Inc.,
                                                       VSM Inc., VCJ Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS, Van Kampen Merritt Equity Advisors
                                                       Corp., Van Kampen Merritt Equity Holdings
                                                       Corp., American Capital Shareholders
                                                       Corporation. Secretary and Deputy General
                                                       Counsel of McCarthy, Crisanti, & Maffei,
                                                       Inc. and McCarthy, Crisanti & Maffei
                                                       Acquisition. Chief Legal Officer of
                                                       McCarthy, Crisanti & Maffei, S.A. Assistant
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds. Assistant Secretary
                                                       of the closed-end funds advised by the VK
                                                       Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
      ------------             -----------------                  ----------------------
Weston B. Wetherell......  Assistant Secretary         Vice President, Associate General Counsel
  Age: 39                                              and Assistant Secretary of VKAC, the VK
                                                       Adviser, the AC Adviser, the Distributor,
                                                       Van Kampen American Capital Management,
                                                       Inc. and Van Kampen American Capital
                                                       Advisors, Inc. Assistant Secretary of each
                                                       of the Van Kampen American Capital Funds.
                                                       Assistant Secretary of the closed-end funds
                                                       advised by the VK Adviser.

Steven M. Hill...........  Assistant Treasurer         Assistant Vice President of the VK Adviser
  Age: 31                                              and the AC Adviser. Assistant Treasurer of
                                                       each of the Van Kampen American Capital
                                                       Funds. Assistant Treasurer of the
                                                       closed-end funds advised by the VK Adviser.

Robert Sullivan..........  Assistant Controller        Assistant Controller of most of the
  Age: 62                                              investment companies advised by the VK
                                                       Adviser and the AC Adviser.

     (b) See Item 14(a).

     (c) Each of the foregoing trustees and officers in Item 14(a) holds the same position with each of 47 other Van Kampen American Capital mutual funds (the "Fund Complex"). Each trustee who is not an affiliated person of the Adviser, the Distributor or VKAC (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex offers a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of his or her compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below.

         The compensation of each Non-Affiliated Trustee includes a retainer from the Fund in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from the Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings. The trustees have approved an aggregate compensation cap with respect to the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of mutual funds in the Fund Complex as of July 21, 1995 and certain other exceptions. In addition, the Adviser has agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.

         Each Non-Affiliated Trustee can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in securities of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

       Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's fees from the Fund prior to such Non-Affiliated Trustee's retirement, has at least ten years of service and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement. Under certain conditions, reduced benefits are available for early retirement provided the trustee has served at least five years. As of the date hereof, the retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

       Additional information regarding compensation before deferral paid by the Fund and other funds in the Fund Complex is set forth below.

                               COMPENSATION TABLE

                                                                                                    TOTAL
                                                                                                COMPENSATION
                                         AGGREGATE            PENSION OR          ESTIMATED    BEFORE DEFERRAL
                                        COMPENSATION          RETIREMENT           ANNUAL      FROM REGISTRANT
                                      BEFORE DEFERRAL      BENEFITS ACCRUED       BENEFITS        AND FUND
                                            FROM         AS PART OF REGISTRANT      UPON       COMPLEX PAID TO
              NAME(1)                  REGISTRANT(2)          EXPENSES(3)        RETIREMENT(4)   TRUSTEE(5)
------------------------------------  ----------------   ---------------------   -----------   ---------------
J. Miles Branagan...................       $3,000                $                  $             $
Linda Hutton Heagy..................        3,000
Dr. Roger Hilsman...................        3,000
R. Craig Kennedy....................        3,000
Donald C. Miller....................        3,000
Jack E. Nelson......................        3,000
Jerome L. Robinson..................        3,000
Dr. Fernando Sisto..................        3,000
Wayne W. Whalen.....................        3,000
William S. Woodside.................        3,000

---------------
(1) Messrs. Powell and McDonnell, trustees of the Fund, are affiliated persons of the Adviser and are not eligible for compensation or retirement benefits from the Registrant.

(2) The amounts shown in this column are the estimated Aggregate Compensation before Deferral for the Registrant assuming a full fiscal year of operations and net assets exceeding $25,000,000. The Trustees may defer all or a portion of their Aggregate Compensation. Amounts deferred will be retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in securities of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation.

(3) The amounts shown in these columns are the estimated Retirement Benefit Accruals for the Registrant's fiscal year ending December 31, 1996. The retirement plan is described above the Compensation Table.

(4) The amounts shown in this column are the maximum estimated annual benefits payable per year from the Registrant for the 10-year period commencing in the years of such trustee's retirement. The amounts are based on each trustee's anticipated retirement date. The retirement plan is described above the Compensation Table.

(5) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each of the 47 mutual funds in the Fund Complex as of December 31, 1995. The following trustees deferred compensation paid by the funds in the Fund Complex during the calendar year ended December 31, 1995; Dr. Caruso, $41,750; Mr. Gaughan, $57,750; Ms. Heagy, $8,750; Mr. Kennedy, $65,875; Mr. Miller, $65,875; Mr. Nelson, $65,875; Mr. Rees, $8,375; Mr. Robinson, $62,375; Dr. Sisto, $30,260; and
    Mr. Whalen, $65,625. Amounts deferred are retained by the funds and earn a rate of return determined by reference to either the return on the common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in securities of those mutual funds selected by the

    Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap commenced on July 22, 1995 and covered the period between July 22, 1995 and December 31, 1995. Compensation received prior to July 22, 1995 was not subject to the cap. For the calendar year ended December 31, 1995, while certain trustees received compensation over $84,000 in the aggregate, no trustee received compensation in excess of the pro rata amount of the Fund Complex cap for the period July 22, 1995 through December 31, 1995. In addition to the amounts set forth above, certain trustees received lump sum retirement benefit distributions not subject to the cap in 1995 related to three mutual funds that ceased investment operations during 1995 as follows: Mr. Gaughan, $22,136; Mr. Miller, $33,205; Mr. Nelson, $30,851; Mr. Robinson, $11,068; and Mr. Whalen, $27,332. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell, McDonnell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received Total Compensation of $268,857 during the calendar year ended December 31, 1995.

    None of the trustees or officers of the Fund owns or is eligible to own
    shares of the Fund. As of             , 1996, no trustee or officer of the
    Fund owns or would be able to acquire 5% or more of the common stock of VK/AC Holding, Inc.

ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

     (a) See Item 6(b).

     (b) See Item 6(b).

     (c) None of the Fund's trustees or officers owns or is eligible to own shares of beneficial interest of the Fund.

ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES.

     (a) (i) The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

              The Adviser and ACCESS, the Fund's shareholder service agent, are wholly-owned subsidiaries of VKAC, which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard
              C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than 7% of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own 5% or more of the common stock of VK/AC Holding, Inc.

         (ii) See Item 14(a).

        (iii) The Fund and the Adviser are parties to an investment advisory agreement (the "Agreement") which provides that the Adviser will provide investment advisory services to the Fund at no fee. The Fund is, however, required to reimburse the Adviser for certain expenses as described in Item 16(b).

              The Agreement may be continued from year to year if specifically approved at least annually (a)(i) by the Fund's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for that purpose. The Agreement provides that it may be terminated without penalty by either party on 30 days' written notice.

     (b) The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.

         The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

     (c) INAPPLICABLE

     (d) INAPPLICABLE

     (e) INAPPLICABLE

     (f) INAPPLICABLE

     (g) INAPPLICABLE

     (h) The custodian of all the Fund's assets is State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110.

         KPMG Peat Marwick LLP, Chicago, Illinois, are the independent accountants for the Fund.

     (i) ACCESS serves as shareholder service agent for the Fund. These services are provided at a charge of $15,000 per annum.

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES.

    (a) The Adviser will place orders for portfolio transactions for the Fund with broker/dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

        If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

    (b) INAPPLICABLE

    (c) In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth above to the Fund and the Adviser,
        (ii) have sold or are
        selling shares of the Fund and (iii) may be firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

        While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

        The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.

    (d) INAPPLICABLE

    (e) INAPPLICABLE

ITEM 18. CAPITAL STOCK AND OTHER SECURITIES.

     See Item 6.

ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED.

     (a) See Item 7.

     (b) See Item 8.

     (c) INAPPLICABLE

ITEM 20. TAX STATUS.

     See Item 6(g).

ITEM 21. UNDERWRITERS.

     (a) INAPPLICABLE

     (b) INAPPLICABLE

     (c) INAPPLICABLE

ITEM 22. CALCULATION OF PERFORMANCE DATA.

     INAPPLICABLE

ITEM 23. FINANCIAL STATEMENTS.

     [To be filed by amendment]

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements

        Included in the Statement of Additional Information:

           Report of Independent Accountants [To be filed by amendment] Financial Statements [To be filed by amendment]
           Notes to Financial Statements [To be filed by amendment]

     (b) Exhibits

         1           -- Agreement and Declaration of Trust.
         2           -- Bylaws.
         3           -- INAPPLICABLE.
         4           -- INAPPLICABLE.
         5           -- Form of Investment Advisory Agreement between the Fund and the
                        Adviser.
         6           -- INAPPLICABLE. (omitted pursuant to Item F.4. of the General
                        Instructions to Form N-1A)
         7           -- INAPPLICABLE.
         8.1         -- Custodian Agreement. (To be filed by amendment)
         8.2         -- Transfer Agency and Service Agreement.
         9.1         -- Data Access Services Agreement. (To be filed by amendment)
         9.2         -- Fund Accounting Agreement. (To be filed by amendment)
         9.3         -- Legal Services Agreement. (To be filed by amendment)
        10           -- INAPPLICABLE. (omitted pursuant to Item F.4. of the General
                        Instructions to Form N-1A)
        11           -- Consent of Independent Accountants. (To be filed by amendment)
        12           -- INAPPLICABLE. (omitted pursuant to Item F.4. of the General
                        Instructions to Form N-1A)
        13           -- INAPPLICABLE.
        14           -- INAPPLICABLE.
        15           -- INAPPLICABLE.
        16           -- INAPPLICABLE.
        27           -- Financial Data Schedule. (To be filed by amendment)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                     AS OF           , 1996:
                                 (1)                                   (2)
                           TITLE OF CLASS                    NUMBER OF RECORD HOLDERS
            ---------------------------------------------    ------------------------
            Shares of Beneficial Interest, $0.01 par
              value

ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Management of the Fund" in Part A and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     INAPPLICABLE

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, ACCESS Investor Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA; and (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

ITEM 31. MANAGEMENT SERVICES.

     INAPPLICABLE

ITEM 32. UNDERTAKINGS.

     INAPPLICABLE

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 26th day of March, 1996.

                                          VAN KAMPEN AMERICAN CAPITAL
                                          FOREIGN SECURITIES FUND

                                          By    /s/  RONALD A. NYBERG
                                             ----------------------------
                                                   (Ronald A. Nyberg,
                                           as Trustee and not individually)

              VAN KAMPEN AMERICAN CAPITAL FOREIGN SECURITIES FUND

                         INDEX TO EXHIBITS TO FORM N-1A
             AS SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION
                               ON MARCH 26, 1996

      EXHIBIT
        NO.                              DESCRIPTION OF EXHIBIT
    ---------                            ----------------------
         1           -- Agreement and Declaration of Trust.
         2           -- Bylaws.
         5           -- Form of Investment Advisory Agreement.
         8.2         -- Transfer Agency and Service Agreement.